Consolidated Statements of Operations	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Oil and gas sales	$ 198,444
Gross loss	(375,326)
Operating expenses:
General and administrative	728,733
Loss from operations	(1,667,824)
Other income (expense):
Net loss	$ (1,720,189)
Loss per share:
Basic (in dollars per share) | $ / shares	$ (0.09)
Previously Reported [Member]
Oil and gas sales	$ 270,627
Lease operating expenses	573,770
Gross loss	(303,143)
Operating expenses:
Professional services	407,765
Board of director fees	156,000
General and administrative	692,937
Gain on settlement of accounts payable	0
Total operating expenses	1,256,702
Loss from operations	(1,559,845)
Other income (expense):
Interest expense	(194,416)
Gain (loss) on change in fair value of derivative liabilities	171,712
Total other income (expense)	(22,704)
Net loss	$ (1,582,549)
Loss per share:
Basic (in dollars per share) | $ / shares	$ (0.08)
Diluted (in dollars per share) | $ / shares	$ (0.08)
Weighted average shares outstanding:
Basic (in shares) | shares	19,802,657
Diluted (in shares) | shares	19,802,657